Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Feb. 11, 2018
Numerator:
Net income (loss)	$ 3,753									$ 66,547	$ (8,176)	$ 21,224
Participating securities:
Dividends												(3,303)
Income allocation										(20,617)		(6,720)
Net income (loss) available to Class A Units										$ 45,930	$ (8,176)	$ 11,201
Denominator:
Earnings (loss) per Class A Unit-basic and diluted		$ 431.40	$ 421.70	$ 312.79	$ 92.47	$ 36.88	$ (86.77)	$ (50.22)	$ (123.89)	$ 1,258.36	$ (224.00)
Class A Common Stock
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Common Stock, Shares, Outstanding	26,450,000	36,500				36,500				36,500	36,500	36,500	0
Denominator:
Earnings (loss) per Class A Unit-basic and diluted										$ 1,258.36	$ (224.00)	$ 306.88
Class B Common Stock
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Common Stock, Shares, Outstanding	48,440,000												0